Other Financial Assets - Current and Non-current (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Assets Current And Non Current [Abstract]
Schedule of Other Financial Assets Current and Non-current

	December 31,	December 31,
	2025	2024
Restricted cash in the trust account	$7,068,267	5,366,738
Restricted time deposit - current	31,802	30,502
Other financial assets – current	7,100,069	5,397,240
Restricted time deposit - non-current	241,251	183,011
Guarantee deposits paid	433,883	538,335
Other financial assets – non-current	675,134	721,346
Total	$7,775,203	6,118,586